SIM GLOBAL CORE MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

		Shares	Fair Value
69.27%	MUTUAL FUNDS

23.50%	BLEND BROAD MARKET
	DFA U.S. Core Equity 1 Portfolio Institutional Class	26,313	$656,760
	U.S. Vector Equity Portfolio Institutional Class	21,468	355,720

			1,012,480
16.00%	BLEND LARGE CAP
	DFA U.S. High Relative Profitability Portfolio Institutional Class	47,000	689,490
29.77%	FOREIGN BLEND

	DFA Large Cap International Portfolio Institutional Class	22,780	482,253
	DFA International High Relative Profitability Portfolio Institutional Class	75,000	800,250

			1,282,503
69.27%	TOTAL MUTUAL FUNDS		2,984,473
30.55%	MONEY MARKET FUNDS

	Federated Institutional Prime Obligation Fund Institutional Class 1.71%*	1,315,234	1,315,975

99.82%	TOTAL INVESTMENTS		4,300,448
0.18%	Other assets, net of liabilities		7,967

100.00%	NET ASSETS		$4,308,415

* Effective 7 day yield as of July 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
Quoted Prices		Observable Inputs	Inputs		Total
Mutual Funds	$2,984,473	$-		$-	$2,984,473
Money Market Funds	1,315,975	-		-	1,315,975
Total Investments	$4,300,448	$-		$-	$4,300,448

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2020.
At July 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be
determined until fiscal year end. Cost of securities for Federal income tax purpose is $	4,169,394 and the related tax-based
net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$154,650
		Gross unrealized depreciation			(23,596)
		Net unrealized appreciation			$131,054